SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

The accompanying financial statements include the financial statements of the Company, its subsidiaries, and consolidated VIEs. All inter-company transactions and balances have been eliminated.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Consolidated Trusts

Loans funded by the financial institution partners in the Group’s loan facilitation business are typically disbursed to the borrowers directly from such partners. Upon the need of certain the financial institution partners, loans from such financial institution partners are funded and disbursed indirectly through trusts. Some trusts were specifically set up for the purpose of assets backed securities (“ABS”) issuance to the asset backed special plans (the “ABS plans”). The Group also transferred part of the loans receivable funded by Fuzhou Microcredit to the ABS plans. The consolidated trusts and ABS plans are referred to as “the consolidated trusts” collectively.

The trusts fund loans facilitated by the Group using the funds received from its beneficiaries to the borrowers. The trusts provide the returns to its beneficiaries through interest payments made by the borrowers. The borrowers are charged with the interests by the trusts. For the majority of trusts, the Group is either entitled to the residual profit in the trusts or the Group has provided guarantee to the trusts by agreeing to repurchase any loans that are delinquent for 60 to 90 days from which the Group absorbs the credit risk of the trusts resulting from borrowers’ delinquencies,or both. The Group determined that the residual profit or the guarantee represents a variable interest in the trusts through which the Group has the right to receive benefits or the obligation to absorb losses from the trusts that could potentially be significant to the trusts. Since the trusts only invest in the loans facilitated by the Group and the Group continues to service the loans through a service agreement post origination and has the ability to direct default mitigation activities, the Group has the power to direct the activities of the trusts that most significantly impact the economic performance of the trusts. As a result, the Group is considered the primary beneficiary of the trusts and consolidated the trusts’ assets, liabilities, results of operations and cash flows. For the ABS plans set up to invest in the loans funded by Fuzhou Microcredit, the Group held the whole subordinated tranche securities to provide credit enhancement. Such subordinate rights represented a variable interest in the ABS plans through which the Group has the right to receive benefits or the obligation to absorb losses that could potentially be significant to the ABS plans. As Fuzhou Microcredit continues to service the loans and has the ability to direct default mitigation activities, it has the power to direct the activities of the ABS plans that most significantly impact the economic performance. As a result, the Group is considered the primary beneficiary of the ABS plans and consolidated the ABS plans’ assets, liabilities, results of operations and cash flows.

In 2023, the Group received letter of approval for listing and transferring ABS on Shanghai Stock Exchange and Shenzhen Stock Exchange within the issue scale of RMB7.0 billion and RMB5.5 billion, respectively. In 2024, the Group received letter of approval for listing and transferring ABS on Shanghai Stock Exchange, Shenzhen Stock Exchange and National Association of Financial Market Institutional Investors within the issue scale of RMB6.1 billion, RMB7.3 billion and RMB1.8 billion, respectively. In 2025, the Group also received letter of approval for listing and transferring ABS on Shanghai Stock Exchange, Shenzhen Stock Exchange and National Association of Financial Market Institutional Investors within the issue scale of RMB8.1 billion, RMB9.0 billion and RMB4.3 billion, respectively. After proceeds are collected from ABS issuances, the trust beneficial rights, or the loans receivable, were transferred, as underlying assets, to the ABS plans. The beneficial rights and loans receivable of RMB6.9 billion, RMB6.8 billion and RMB12.4 billion in trusts were transferred to the ABS plans for the years ended December 31, 2023, 2024 and 2025, respectively. The loans receivable of RMB5.6 billion, RMB8.4 billion and RMB9.0 billion in Fuzhou Microcredit were transferred to the ABS plans for the years ended December 31, 2023, 2024 and 2025, respectively. The ABS plans were securitized and listed on Shanghai Stock Exchange, Shenzhen Stock Exchange and National Association of Financial Market Institutional Investors, with terms of one or two years. As of December 31, 2025, the Group held the whole subordinated tranche securities to provide credit enhancement. The underlying trusts were continued to be consolidated by the Group and the loans receivable remained on balance sheet of Fuzhou Microcredit. Senior tranche securities held by external financial institution partners were recorded as “payable to investors of the consolidated trusts – current” with the balance of RMB8,138,167 and RMB8,867,548 as of December 31, 2024 and 2025, respectively and “payable to investors of the consolidated trusts – noncurrent” with the balance of RMB5,719,600 and RMB9,930,000 as of December 31, 2024 and 2025, respectively on the consolidated balance sheet.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Consolidated Trusts – continued

As of December 31, 2024 and 2025, the balance of delinquent loans repurchased by the Group from the consolidated trusts are RMB1,643,309 and RMB2,291,427, respectively. As of December 31, 2024 and 2025, the balance of performing loans upon liquidation of certain consolidated trusts repurchased by the Group from the consolidated trusts per the contracts agreed with the counterparty are RMB11,615 and RMB11,421, respectively. For the years ended December 31, 2023, 2024 and 2025, the provision for loan losses of RMB766,551, RMB798,886 and RMB1,697,718 were charged to the consolidated statements of operations, respectively. Loans receivable of RMB759,223, RMB658,030 and RMB855,416 are written off for the years ended December 31, 2023, 2024 and 2025, respectively.

Interest on loans receivable is accrued and credited to income as earned. The Group determines a loan’s past due status by the number of days that have elapsed since a borrower has failed to make a contractual loan payment. Accrual of interest is generally discontinued when the loan principal and interest are deemed to be uncollectible. In general, loans receivable is identified as uncollectible when it is determined to be not probable that the balance can be collected.

The following financial statement amounts and balances of the consolidated trusts were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	December 31, 2024	December 31, 2025
	RMB	RMB
ASSETS
Restricted cash	771,798	1,470,555
Loans receivable, net	6,956,948	12,399,462
Prepaid expenses and other assets	109,428	108,174
Loans receivable, net-noncurrent	631,575	1,754,356
Total Assets	8,469,749	15,732,547

	December 31, 2024	December 31, 2025
	RMB	RMB
LIABILITIES
Payable to investors of the consolidated trusts-current	8,188,454	9,922,559
Accrued expenses and other current liabilities	13,455	15,436
Other tax payable	50,719	—
Payable to investors of the consolidated trusts-noncurrent	5,719,600	9,930,000
Total liabilities	13,972,228	19,867,995

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenue	2,350,404	2,470,358	3,035,144
Net income	948,139	1,121,050	1,156,539

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Consolidated Trusts – continued

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash provided by operating activities	1,664,700	1,946,359	2,741,847
Net cash provided by (used in) investing activities	110,926	1,195,793	(8,193,363)
Net cash provided by financing activities	1,939,011	1,393,467	5,939,781

The consolidated trusts contributed 14%, 14% and 16% of the Group’s consolidated revenue for the years ended December 31, 2023, 2024 and 2025 respectively. As of December 31, 2024 and December 31, 2025, the consolidated trusts accounted for an aggregate of 18% and 28%, respectively, of the consolidated total assets, and 58% and 61% respectively, of the consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company to provide financial support to the consolidated trusts.

The Group believes that the assets of the consolidated trusts could only be used to settle the obligations of the consolidated trusts.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include revenue recognition, financial assets receivable, guarantee liabilities, allowance for loans receivable, allowance for uncollectible accounts receivable and contract assets, allowance for financial assets receivable.

Revenue recognition

Through cooperating with channel partners to direct users with credit needs to its app, the Group provides services through its facilitation of loan transactions between the borrowers and the financial institution partners through the use of two business models.

The first business model involves the Group providing credit driven services through facilitating loans that are guaranteed by the Group directly or through third-party guarantee companies and insurance companies for which the Group compensates the borrowers’ default amount (referred to as “off-balance capital heavy loans” hereafter), or providing loans through the Consolidated Trusts and Fuzhou Microcredit. In either case, the Group ultimately bears all the credit risks when the borrowers default.

The second business model involves the Group providing platform services through facilitating loans with no or partial guarantee provided by the Group (referred to as “capital light loans” hereafter) and referral services. In these cases, the Group bears limited credit risks when the borrowers default.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Revenue recognition – continued

Loan facilitation and servicing fees

The Group earns loan facilitation and servicing fees from both off-balance capital heavy loans and capital light loans. The Group’s services mainly consist of:

1)	Performing customer acquisition, initial and credit screening and advanced risk assessment on the borrowers on its mobile platform and matching the financial institution partners to potential qualified borrowers and facilitating the execution of loan agreements between the parties, referred to as “Loan Facilitation Services” and;
2)	Providing collection and other repayment processing services for the financial institution partners over the loan term, referred to as “Post Facilitation Services”;

Based on the agreements entered into between the Group’s financial institution partners and borrowers, the Group determined that it is not the legal lender or borrower in the loan origination and repayment process. Accordingly, the Group does not record loans receivable and payable arising from the loan between the financial institution partners and the borrowers.

The Group charges service fees directly from the financial institution partners based on the contractual agreements. The Group cooperates with insurance companies and financing guarantee companies to provide guarantee for the loans between the borrowers and the financial institution partners. Under this cooperation, the Group charges guarantee fees from the borrower.

For the loans the Group is entitled to the full service fee regardless of whether the borrowers choose to early repay or not, the Group has the unconditional right to the consideration. For the loans facilitated with borrowers who have the option of early repayment and upon termination they do not have the obligation to pay the remaining monthly service fees or not have to pay the excessive portion if the total fees are more than 24% of the origination principal on an annualized basis, the Group’s right to consideration for the service fees is conditional on whether or not the borrowers repay in advance.

For off-balance capital heavy loans, the Group enjoys a fixed rate of service fees. For capital light loans, the Group enjoys a fixed rate of service fees, while in certain cases, the service fee rate the Group entitled to is subject to adjustment based on the actual default rate of the underlying loans.

Under the off-balance capital heavy loans, the Group also provides a guarantee service to its financial institution partners whereas in the event of default, the financial institution partners are entitled to receive unpaid interest and principal from the Group. Given that the Group effectively takes on all of the credit risk of the borrowers and is compensated by the service fees charged, the guarantee is deemed as a service and the guarantee exposure is recognized as a stand-ready obligation in accordance with ASC Topic 460, Guarantees (see accounting policy for Guarantee Liabilities). Under the capital light model, the Group either provides no guarantee or partial guarantee service. Under the partial guarantee scenario, the Group agrees with each financial institution partner a fixed upper limit of guarantee amount the Group is liable of. If the accumulated defaulted loan amount exceeds the agreed upper limit, the excess portion is borne by the financial institution partners. The Company ceased to provide guarantee for the capital light model in 2023.

The Group recognizes revenue to depict the transfer of promised services to customers in an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services. To achieve that core principle, the Group applies the following steps:

●	Step 1: Identify the contract (s) with a customer
●	Step 2: Identify the performance obligations in the contract
●	Step 3: Determine the transaction price
●	Step 4: Allocate the transaction price to the performance obligations in the contract
●	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Revenue recognition – continued

Loan facilitation and servicing fees – continued

The Group determines that both the financial institution partners and the borrowers are its customers because they both receive services provided by the Group pursuant to the contractual terms among the Group, the borrowers and the financial institution partners. For each loan facilitated on the platform, the Group considers the loan facilitation service, post facilitation service and guarantee service (not applicable for arrangements where the Group does not provide guarantee service) as three separate services. Of which, the guarantee service is accounted for in accordance with ASC Topic 460, Guarantees, at fair value. Revenue from the guarantee services is recognized once the Group is released from the underlying risk. The Group recognized the stand-ready guarantee liability at the inception of each loan, and it was amortized to “revenue from releasing of guarantee liabilities” over the term of the guarantee (see accounting policy for Guarantee Liabilities).While the post-origination service is within the scope of ASC Topic 860, the ASC Topic 606 revenue recognition model is applied due to the lack of definitive guidance in ASC Topic 860. The loan facilitation service and post-origination service are two separate performance obligations under ASC 606, as these two deliverables are distinct in that customers can benefit from each service on its own and the Group’s promises to deliver the services are separately identifiable from each other in the contract.

The Group determines the total transaction price to be the service fees chargeable from the borrowers or the financial institution partners. The Group’s transaction price includes variable considerations in the form of prepayment risk of the borrowers and service fee allocation rate under capital light model under certain agreements. The Group estimates the prepayment risk of borrowers using the expected value approach on the basis of historical information and current trends of the collection percentage of the borrowers. The service fee allocated to the Group under capital light model would be fluctuated along with the actual default rate of the loans facilitated as stipulated in the agreements. The Group determines the corresponding service fee allocation rate based on the estimated default rate of the underlying loans. The transaction price is allocated amongst the guarantee service, if any, and the other two performance obligations.

The Group first allocates the transaction price to the guarantee liabilities, if any, in accordance with ASC Topic 460, Guarantees which requires the guarantee to be measured initially at fair value based on the stand-ready obligation. Then the remaining considerations are allocated to the loan facilitation services and post facilitation services using their relative standalone selling prices consistent with the guidance in ASC 606. The Group does not have observable standalone selling price information for the loan facilitation services or post facilitation services because it does not provide loan facilitation services or post facilitation services on a standalone basis. There is no direct observable standalone selling price for similar services in the market reasonably available to the Group. As a result, the estimation of standalone selling price involves significant judgment. The Group uses expected cost plus margin approach to estimate the standalone selling prices of loan facilitation services and post facilitation services as the basis of revenue allocation. In estimating its standalone selling price for the loan facilitation services and post facilitation services, the Group considers the cost incurred to deliver such services, profit margin for similar arrangements, customer demand, effect of competitors on the Group’s services, and other market factors.

For each type of service, the Group recognizes revenue when (or as) the entity satisfies the service/ performance obligation by transferring the promised service (that is, an asset) to customers. Revenues from loan facilitation services are recognized at the time a loan is originated between the financial institution partners and the borrowers and the principal loan balance is transferred to the borrowers, at which time the facilitation service is considered completed. Revenues from post facilitation services are recognized on a straight-line basis over the term of the underlying loans as the post- facilitation services are a series of distinct services that are substantially the same and that have the same pattern of transfer to the financial institution partners.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Revenue recognition – continued

Revenue from releasing of guarantee liabilities

For the years ended December 2023, 2024 and 2025, revenue from guarantee liabilities were RMB4,745,898, RMB3,695,017 and RMB3,412,952, respectively.

Incentives

The Group provides incentives to the borrowers by providing coupons which can only be used as a reduction of repayment and ultimately reduced the service fees received by the Group. Because the borrower does not enter into any enforceable commitment by picking up the coupons, no contract arises from the coupons. Therefore the Group records the incentives as a deduction to revenue upon redemption.

Financing income

The Group provides loans through the Consolidated Trusts and Fuzhou Microcredit. The interest rate charged to the borrowers are fixed. The Group recognized revenue under “financing income” the fees and interests charged to the borrowers over the lifetime of the loans using the effective interest method.

Referral service fees

The Group provides the referral services to other platforms, by referring to them the borrowers who have not passed the credit assessment. Specifically, the Group receives a fixed rate of referral fee from the platforms once the borrowers are accepted by the other service providers on those platforms. The revenue is recognized once the referral is completed as confirmed by those platforms.

The Group provides the referral services to the financial institution partner and other lending companies also through the Group’s Intelligence Credit Engine platform, by matching the borrowers and the financial institution partner and other lending companies. For loans originated through the platform, the Group typically charges the financial institution partner and other lending companies mainly a fixed rate of service fees or a predetermined fee rate range linked with the actual default rate of the loans facilitated. The revenue is recognized upon receipt of confirmation by the financial institution partner and other lending companies of loan facilitation at which time the referral service is deemed completed, using the service fee rate applicable.

For the years ended December 31, 2023, 2024 and 2025, RMB950,016, RMB2,842,637 and RMB2,738,786 were generated from the referral service, respectively.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Revenue recognition – continued

Other service fees

Other service fees mainly pertain to the revenue from late fees from borrowers under off-balance capital heavy loans and capital light loans and revenue from value-added services such as collection services for financial institution partners provided over the loan tenure.

The following table presents the disaggregation of revenue for the years ended December 31, 2023, 2024 and 2025:

		Year ended	Year ended	Year ended
		December 31,	December 31,	December 31,
		2023	2024	2025
		RMB	RMB	RMB
Credit driven services		11,738,560	11,719,027	13,977,218
Loan facilitation and servicing fees-capital heavy		1,667,119	1,016,514	1,604,903
Revenue from loan facilitation services	At a point in time	1,081,699	638,814	1,143,395
Revenue from post-facilitation services	Overtime	585,420	377,700	461,508
Financing income	Overtime	5,109,921	6,636,511	8,569,063
Revenue from releasing of guarantee liabilities	Overtime	4,745,898	3,695,017	3,412,952
Other services fees	At a point in time	215,622	370,985	390,300
Platform services		4,551,467	5,446,629	5,227,841
Loan facilitation and servicing fees-capital light		3,213,955	2,116,797	1,162,563
Revenue from loan facilitation services	At a point in time	2,096,085	1,246,541	683,929
Revenue from post-facilitation services	Overtime	1,117,870	870,256	478,634
Referral services fees	At a point in time	950,016	2,842,637	2,738,786
Other services fees	At a point in time/Overtime	387,496	487,195	1,326,492
Total net revenue		16,290,027	17,165,656	19,205,059

Total revenue recognized at a point in time is RMB4,485 million, RMB5,372 million and RMB5,317 million for the years ended December 31, 2023, 2024 and 2025, respectively. Total revenue recognized over time is RMB11,805 million, RMB11,794 million and RMB13,888 million for the years ended December 31, 2023, 2024 and 2025, respectively.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Revenue recognition – continued

Accounts receivable and Contract Assets, net

For the loans the Group is entitled to the full service fee regardless of whether the borrowers choose to early repay or not, the Group has the unconditional right to the consideration and an accounts receivable is recorded for the monthly service fees allocated to loan facilitation service that have already been delivered in relation to loans facilitated on the Group’s platform when recognizing revenue from loan facilitation service. For the loans facilitated with borrowers who have the option of early repayment and upon termination they do not have the obligation to pay the remaining monthly service fees or do not have to pay the excessive portion if the total fees are more than 24% of the origination principal on an annualized basis, the Group’s right to consideration for the service fees of facilitation service is conditional on whether or not the borrowers repay in advance. In these instances, the Group records a corresponding contract asset when recognizing revenue from loan facilitation service.

Accounts receivable and contract assets are stated at the historical carrying amount net of write-offs and allowance for collectability in accordance with ASC Topic 326. The Group established an allowance for uncollectible accounts receivable and contract assets based on estimates, which incorporate historical experience and other factors surrounding the credit risk of specific type of customers which is essentially the expected net default rates used in determining the fair value of guarantee liabilities. The Group evaluates and adjusts its allowance for uncollectible accounts receivable and contract assets on a quarterly basis or more often as necessary.

Uncollectible accounts receivable and contract assets are written off when the consideration entitled to be received by the Group is due and a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined the balance will not be collected. Contract assets and accounts receivable are identified as uncollectible when the underlying loan is determined to be not probable that the balance can be collected. The Group will write off contract assets and accounts receivable and the corresponding provisions if the underlying loan is deemed uncollectible.

The Group did not recognize any contract liabilities during the periods presented. The amount of the transaction price allocated to performance obligations that are unsatisfied as of December 31, 2024 and 2025 are RMB551,785 and RMB 635,422, respectively, all of which pertain to post- origination service. Remaining unsatisfied performance obligations that will be recognized as revenue by the Group within the following 12 months are 83% and 87% of the remaining performance obligations as of December 31, 2024 and 2025 respectively, with the remainder recognized thereafter.

The Group determines that acquisition cost paid for the financial institution partners based on the amount of loans facilitated represents costs to obtain a contract qualifying for capitalization since these payments are directly related to sales achieved during a period. Such cost was not material during the periods presented.

The Company recognized RMB1,374,474 in revenue from performance obligations satisfied (or partially satisfied) in prior periods primarily due to changes in variable consideration for the year ended December 31, 2025. The amount of revenue adjustments in this aspect is not material for the years ended December 31, 2023 and 2024.

The Group is subject to value-added tax and other surcharges including education surtax and urban maintenance and construction tax, on the services provided in the PRC. The Group has made an accounting policy election to exclude from the measurement of the transaction price all taxes assessed by the governmental authority. Such taxes excluded from revenues are RMB991,176, RMB1,044,160 and RMB1,137,538, respectively, for the years ended December 31, 2023, 2024 and 2025, respectively.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Allowance for credit losses

ASC 326, Financial Instruments—Credit Losses requires recognition of allowances upon origination or acquisition of financial assets at an estimate of expected credit losses over the contractual term of the financial assets (the current expected credit loss or the “CECL” model). The Group’s financial assets subject to the CECL model mainly include: loans receivable, accounts receivable, contract assets and financial assets receivable, and the allowance for these financial assets is driven by estimated default rate of underlying loans. The Group does not assign internal risk ratings to loans facilitated as they are of small balance and homogeneous. The Group estimates the default rate of loans on a pool basis by taking into consideration the historical delinquency rate by vintage, adjusted by specific risks for loans within each vintage, correlated industrial and macro-economic factors, and other pertinent information such as CPI and delinquent loan collection rate in assessing future performance of the loan portfolio. The Group monitors the delinquency status by vintage of origination and writes off delinquent loans timely when the loans become uncollectible.

The allowance for loans receivable is calculated based on estimated default rate of loans facilitated through the Consolidated Trusts or Fuzhou Microcredit. The allowance for accounts receivable, contract assets, financial assets receivable and accounts receivable, contract assets and financial assets receivables from related parties (recorded as “amounts due from related parties”) is assessed in accordance with the estimated default rate of the underlying off-balance loans facilitated. Since the allowance is recorded at loan inception based on the estimated collectability over the entire loan tenure and adjusted in each subsequent reporting period based on update of relevant information, the adoption of the CECL model does not have material impact on the timing and amount of allowance recognized for these financial assets.

Other financial receivables subject to the CECL model mainly include security deposit prepaid to third party guarantee companies, funds receivable from third party payment service providers, other receivables from related parties (recorded as “amounts due from related parties”) and other security deposit (recorded as “prepaid expenses and other assets”), which are of short term and shows no historical default record. The Group determines no allowance is needed for these receivables, except for receivables from related parties, which are based on the estimated default rate of underlying loans as discussed above.

ASC 326 also requires the Group to record financial guarantee on a gross basis. As such, the Group recognized a separate contingent guarantee liability with an allowance for credit losses following the CECL model at the inception of loans facilitated with guarantee services provided (see accounting policy for Guarantee Liabilities). The allowance is an estimate of future net-payout by the Group upon borrowers’ default, which is ultimately based on the same estimated default rate of loans facilitated as discussed above.

Cash and cash equivalents

Cash and cash equivalents mainly consist of funds in banks, which are highly liquid and are unrestricted as to withdrawal or use.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Restricted cash

Restricted cash represents:

(i)	Deposit to funding banks which is used to secure timely loan repayment. As of December 31, 2024 and 2025, the amount of restricted cash related to deposit to the funding banks is RMB1,106,378 and RMB934,546 respectively.
(ii)	Pledged term deposit for credit lines of short term loans. As of December 31, 2024 and 2025, the amount of pledged term deposit is RMB475,208 and RMB439,000, respectively.
(iii)	Cash held by the trusts and ABS plans through segregated bank accounts which can only be used to invest in loans or other securities as stipulated in the trust agreement and ABS plan. Substantially all trusts and ABS plans have a maximum operating period of ten years. The cash in the trusts and ABS plans is not available to fund the general liquidity needs of the Group.

Short-term investments

Short-term investments consist primarily of investments in terms deposits, wealth management products and derivative instruments. The Group invests in term deposits which have stated maturity and normally pay a prospective fixed rate of return, carried at amortized cost. Term deposits are bank deposits with original maturities longer than three months but less than one year. Wealth management products and derivative instruments are measured at fair value and the Group has intention to redeem or settle within one year.

Security deposit prepaid to third-party guarantee companies

Security deposit prepaid to third-party guarantee companies mainly represents deposit prepaid by the Group to provide guarantee to secure timely loan repayment for the financial institution partners.

Funds receivable from third party payment service providers

The Group opened accounts with third party online payment service providers to collect and transfer the loan funds and interest to financial institution partners or borrowers. The Group also uses such accounts to collect the transaction fee and service fee, and repay and collect the default loan principal and interest. The balance of funds receivable from third party payment service providers mainly includes:

(a)	Funds provided by Fuzhou Microcredit but not yet transferred to the borrowers by third party payment service providers due to the settlement time lag;
(b)	Repayment of loan principal and interest amounts received from the borrowers but not yet transferred to the investors by third party payment service providers due to the settlement time lag; and
(c)	Accumulated amounts of transaction fee, service fee received, payment and collection of default loan and interest at the balance sheet date.

Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Fair value – continued

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of financial instruments, which consist of cash and cash equivalents, restricted cash, short-term investments other than those wealth management products mentioned below, security deposits, accounts receivable and contract assets, financial assets receivable, funds receivable from third party payment service providers, loans receivable, short-term loans, payable to investors of the consolidated trusts, and amounts due from/to related parties are recorded at cost which approximates their fair value due to the short-term nature of these instruments.

The Group has the following long-term financial instruments that are not reported at fair value on balance sheet:

Loans receivable, payable to investors of the consolidated trusts, accounts receivable and contract assets and financial assets receivable

Fair values of these financial instruments are estimated using a discounted cash flow model based on contractual cash flows. The fair values of loans receivable, accounts receivable and contract assets, financial assets receivable are classified as Level 3 fair value measurement due to the significant unobservable inputs concerning the estimation of default rate. The fair value of payable to investors of the consolidated trusts is classified as Level 2 fair value measurement. As of December 31, 2024 and 2025, the differences between fair values and carrying amount for loans receivable and payable to investors are due to the discount factor or interests in future periods, and the fair value approximates the carrying amount. For accounts receivable and contract assets, financial assets receivable, the differences are due to the discount factor solely and the fair value approximates the carrying amount.

Convertible senior notes

The fair value of convertible senior notes is determined using quoted prices based on level 2 inputs in Note 9.

The Group has the following wealth management products and derivative instruments that are recorded at fair value subsequent to initial recognition on a recurring basis:

As of December 31, 2024 and 2025, the fair value of wealth management products recorded in “short-term investments” amounts to RMB160,028 and RMB125,096, respectively, which is estimated based on interbank market quoted price and is classified as Level 2 in the fair value hierarchy.

As of December 2025, the fair value of derivative instrument recorded in “other long-term liabilities” amounts to RMB121,902, which is estimated based on interbank market quoted price and is classified as Level 2 in the fair value hierarchy.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Loans receivable

Loans receivable represents loans facilitated through the consolidated trusts and Fuzhou Microcredit. Loans receivable are recorded as receivable, reduced by a valuation allowance estimated as of the balance sheet date.

The allowance for loan losses is determined at a level believed to be reasonable to absorb probable losses inherent in the portfolio as of each balance sheet date in accordance with ASC 326 (see accounting policy of “Allowance for credit losses”).

The Group charges off loans receivable as a reduction to the allowance for loans receivable when the loan principal and interest are deemed to be uncollectible. In general, loans receivable is identified as uncollectible when it is determined to be not probable that the balance can be collected.

Property and equipment, net

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Over the shorter of the lease term or expected useful lives
Electronic equipment and software	3-10 years
Furniture and office equipment and others	3-5 years

Gains and losses from the disposal of furniture and equipment are recognized in the consolidated statements of operations.

Construction in progress represents property under construction and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to buildings and depreciation commences when the asset is ready for its intended use.

Depreciation expense on property and equipment for the years ended December 31, 2023, 2024 and 2025 were RMB15,426, RMB12,931 and RMB10,695, respectively.

Land use rights, net

Land use rights represent lease prepayments to the local government authorities and are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the term of the agreement, which is 50 years. Under ASC 842, land use rights were identified as operating lease right-of-use assets, which is separately disclosed as “Land use rights, net” in the Group’s consolidated balance sheets.

Goodwill

Goodwill represents the excess of the purchase consideration over the acquisition date amounts of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s business acquisitions. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. In accordance with ASC 350, the Company first assesses qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Company considers factors such as macroeconomic conditions, industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed. As of December 31, 2025, goodwill related to the reporting unit was not impaired and therefore no impairment loss was recognized.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Guarantee liabilities

For the loans facilitated through the loan facilitation business, the Group provides a guarantee service to its financial institution partners whereas in the event of default, the financial institution partners are entitled to receive unpaid interest and principal from the Group. In general, any unpaid interest and principal are paid when the borrower does not repay as scheduled.

From February 2018, to follow the recent regulation change, particularly the Circular 141 which came into effect in December 2017, the Group began to involve third-party licensed vendors including financing guarantee companies and insurance companies to provide guarantee for new loans facilitated for certain financial institution partners. Under the cooperation with financing guarantee companies, these guarantee companies initially reimburses the loan principal and interest to the financial institution partners upon borrower’s default. Although the Group does not have direct contractual obligation to the financial institution partners for defaulted principal and interest, the Group provides back to back guarantee to the licensed guarantee companies. As agreed in the back to back guarantee contract, the Group would pay the licensed guarantee companies for actual losses incurred based on defaulted principal and interest. Under the cooperation with insurance companies, the Group is obligated to provide funding in the form of security deposit with the insurance companies which is used to compensate the financial institution partners for borrowers’ default. Given that the Group effectively takes on all of the credit risk of the borrowers, the Group recognizes a stand ready obligation for its guarantee exposure in accordance with ASC Topic 460.

Under capital light model, in the condition of no guarantee service provided, the Group does not take any credit risk and not record any guarantee liabilities associated with those loans. Besides, in the condition of partial guarantee, the amount of guarantee exposure is immaterial for the years ended December 31, 2024 and 2025.

At inception of the guarantee, the Group recognize both a stand-ready guarantee liability under ASC 460 with an associated financial assets receivable, and a contingent guarantee liability with an allowance for credit losses under CECL model. Subsequent to the initial recognition, the ASC 460 stand-ready guarantee is released into guarantee revenue on a straight-line basis over the term of the guarantee, while the contingent guarantee is reduced by the payouts made by the Group to compensate the investors upon borrowers’ default. Allowance for credit losses under CECL model was included in “Provision for contingent liabilities” and revalued at each period end to reflect updated estimation for future net pay-out.

Financial assets receivable

Financial assets receivable is recognized at loan inception which is equal to the stand-ready guarantee liability recorded at fair value in accordance with ASC 460-10-30-2(b) and considers what premium would be required by the Group to issue the same guarantee service in a standalone arm’s-length transaction.

The fair value recognized at loan inception is estimated using a discounted cash flow model based on the expected net payouts by incorporating a markup margin. The Group estimates its expected net payouts according to the product mix, default rates, loan terms and discount rate. The financial assets receivable is accounted for as a financial asset, and reduced upon the receipt of the service fee payment. At each reporting date, the Group estimates the future cash flows and assesses whether there is any indicator of impairment. If the carrying amounts of the financial assets receivable exceed the expected cash to be received, an impairment loss is recorded for the financial assets receivable not recoverable and is recorded in the consolidated statements of operations (see accounting policy of “Allowance for credit losses”). Impairment losses of RMB408,585, RMB314,879 and RMB 249,019 were recorded in the consolidated statements of operations during the years ended December 31, 2023, 2024 and 2025, respectively.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Convertible senior notes

Convertible senior notes are determined appropriately in accordance with the terms in relation to the conversion feature, call or/and put options, and other embedded features, if applicable. After considering the impact of such features, the Group may account for such instrument as a liability in its entirety, or separate the instrument into debt or/and equity components following the respective guidance described under ASC Topic 815, Derivatives and Hedging and ASC Topic 470, Debt. Debt discounts or premiums and debt issuance costs are recorded as a reduction of the principal amount and the related accretion is recorded as “Interest income, net” in the consolidated statements of operations using the effective interest method.

Facilitation, origination and servicing

Facilitation, origination and servicing expense represents cost of services which consists primarily of various expenses and vendor costs related to risk management, credit assessment, borrower and system support, payment processing services and third-party collection agencies with facilitating and servicing loans.

Facilitation and origination expense includes expense related to the Group’s borrower referral program under which the Group provides cash incentives to existing borrowers who have successfully referred a new borrower/borrowers to the Group. Such cash reward is offered when the new borrower makes a drawdown. As the cash reward is directly associated with the new borrower acquisition, the Group accounted for it as origination expense to facilitate the loans. The Group recorded RMB12.2 million, RMB6.0 million and RMB2.4 million of cash reward for the years ended December 31, 2023, 2024 and 2025, respectively.

Sales and marketing expenses

Sales and marketing expenses primarily consist of various marketing and promotional expenses and general brand and awareness building, including fees paid to channel partners for directing user traffic to the Group. Salaries and benefits expenses related to the Group’s sales and marketing personnel and other expenses related to the Group’s sales and marketing team are also included in the sales and marketing expenses. For the years ended December 31, 2023, 2024 and 2025, the advertising and marketing related expenses were RMB1,693,585, RMB1,443,261 and RMB2,184,164, respectively.

Funding costs

Funding cost consists of interest expense the Group pays to the financial institution partners of the consolidated trusts, and issuance costs incurred by the consolidated trusts.

Government grant

Government grants are primarily referred to the amounts received from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies are recorded as other income in the period the cash is received and it is probable that the underlying requirements if any, will be met. The government grants received by the Group is RMB189,930, RMB112,564 and RMB224,665 for the years ended December 31, 2023, 2024 and 2025, respectively.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Income taxes

Current income taxes are provided on the basis of net profit (loss) for financial reporting purposes, adjusted for income and expenses which are not assessable or deductible for income tax purposes, in accordance with the laws of the relevant tax jurisdictions.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, the management consider all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under other expenses in its consolidated statements of operations. The Group did not have any significant unrecognized uncertain tax positions as of and for the years ended December 31, 2024 and 2025.

Value added taxes (“VAT”)

The consolidated trusts are subject to VAT at the rate of 3%, while the other entities under the Group are subject to VAT at the rate of 6% as general taxpayers, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of other tax payable on the consolidated balance sheets.

Certain risks and concentrations

As of December 31, 2024 and 2025, substantially all of the Group’s cash and cash equivalents as well as restricted cash were held in major financial institutions located in the PRC and Hong Kong, which management considers to be of high credit quality.

For the year ended December 31, 2023 and 2024, financial institution partner A funded loans which generated greater than 10% of the total revenues. For the year ended December 31, 2025, financial institution partner B funded loans which generated greater than 10% of the total revenues.

Share-based compensation

Share-based payment transactions with employees, such as stock options and restricted shares are measured based on the grant date fair value of the awards, with the resulting expense generally recognized on a straight-line basis in the consolidated statements of operations over the period during which the employee is required to perform service in exchange for the award. The Group has elected to account for forfeitures as they occur.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Share-based compensation – continued

The share-based compensation expense related to the award which contains both service-based and performance-based vesting condition will be recognized when it is probable that the performance-based condition will be met. The probability of the performance condition to be met is not reflected when determining the fair value of the award. For some stock options and restricted shares subject to service, performance, and market conditions, the market conditions are considered when determining the grant date fair value. For awards with market and/or performance conditions, the individual cost of each vesting is amortized separately over each individual service period (the “graded vesting” method). The Group evaluates the probability of achieving the performance criteria throughout the performance period, and will adjust share-based compensation expense if it estimates that the achievement of the performance criteria is not probable.

Foreign currency translation

The reporting currency of the Group is the Renminbi (“RMB”).The Group’s operations are principally conducted through the companies located in the PRC where the RMB is the functional currency. The functional currency of the other major entities incorporated outside of PRC is the United States dollar (“USD”).

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than functional currency are translated into functional currency at the exchange rates prevailing at the balance sheet date. Transactions in currencies other than functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing on the transaction date. Transaction gains and losses are included in earnings as foreign exchange gains (loss).

The financial statements of the Group are translated from the functional currency into reporting currency. Assets and liabilities denominated in foreign currencies are translated using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated at the appropriate historical rates. Revenues, expenses, gains and losses are translated using the periodic average exchange rates. The resulting foreign currency translation adjustment are recorded in other comprehensive income (loss).

Convenience translation

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. The financial statements of the Group are stated in RMB. Translations of balances in the consolidated balance sheets, and the related consolidated statements of operations, changes in equity and cash flows from RMB into US dollars as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB6.9931, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate or at any other rate.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Employee defined contribution plan

Full time employees of the Group in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Group makes contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Group has no legal obligation for the benefits beyond the contributions, and the Group cannot utilize the contributed amount for future obligations if employee left the Group. The total amount that was expensed as incurred was RMB198,459, RMB238,577 and RMB263,396 for the years ended December 31, 2023, 2024 and 2025, respectively.

Income per share

Basic income per ordinary share is computed by dividing net income attributable to the ordinary shareholders by the weighted average number of ordinary shares outstanding during the period assuming the ordinary shares were issued and outstanding from the earliest period presented.

Diluted income per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation in income periods should their effects be anti-dilutive. The Group had restricted shares, share options and convertible senior notes, which could potentially dilute basic earnings per share in the future.

Dividends

Dividends of the Company are recognized when declared.

Treasury stock

The Company accounts for treasury stock using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury stock account on the consolidated balance sheets. At retirement of the treasury stock, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury stock over the aggregate par value is allocated first to the corresponding additional paid-in capital of the repurchased shares with the remaining to retained earnings.

Segment reporting

The Group uses management approach to determine operation segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocation of resource and assessing performance.

The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group’s CODM manages the Company’s business activities as a single operating and reportable segment at the consolidated level. Accordingly, the Group’s CODM uses consolidated net income to assess performance. The CODM assesses performance for the segment by comparing actual versus budget results, and such results are used to decide whether to reinvest profits into the segment or to pay dividends. Significant segment expenses are the same as these presented under the operating costs and expenses in the consolidated statements of operations, and the difference between net revenue less the significant segment expenses and consolidated net income are the other segment items.

Substantially all of the Group’s long-lived assets are located in the PRC and substantially all of the Group’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Operating leases

The Group determines if a contract contains a lease based on whether it has the right to obtain substantially all of the economic benefits from the use of an identified asset and whether it has the right to direct the use of an identified asset in exchange for consideration, which relates to an asset the Group does not own. As part of the lease agreements, the Group may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise those options. Right of use (“ROU”) assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. ROU assets are initially measured based on the lease liability, adjusted for any initial direct costs, any lease payments made prior to lease commencement and for any lease incentives, and are included in other assets (long term) on the Group’s consolidated balance sheets. Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date, and are included in accrued expenses and other current liabilities (short term) and other long-term liabilities on the Group’s consolidated balance sheets. The discount rate used to determine the present value of the future lease payments is the Group’s incremental borrowing rate, because the interest rate implicit in most of the Group’s leases is not readily determinable. The Group’s incremental borrowing rate represents the rate would be incurred to borrow on a collateralized basis over a similar term for an amount equal to the lease payments in a similar economic environment. Operating lease expense is recorded on a straight-line basis over the lease term. The Company does not possess any leases that have variable lease payments or residual value guarantees.

Recent accounting pronouncements

Recently Adopted Accounting Guidance

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). This ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. This ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is permitted. The Company adopted this ASU for the year ended December 31, 2025 prospectively, and disclosed additional descriptive information as required under ASC 740 (see Note 13 “Income Taxes”).

Recent Accounting Guidance Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03 “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The amendments in this update intend to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling, general and administrative expenses, and research and development). ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The Group is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.

In August 2025, the FASB issued ASU 2025-05, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Trade Receivables and Contract Assets”. This ASU provides a practical expedient and accounting policy election to allow entities to measure expected credit losses on certain trade receivables and contract assets using a provision matrix approach. ASU 2025-05 is effective for annual periods beginning after December 15, 2025, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the effect of this ASU on its credit loss estimation methodology.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which provides updated guidance on how to recognize, measure, and present government grants. The ASU will be effective for annual reporting periods beginning after December 15, 2028, including interim periods within those fiscal years. with early adoption permitted. The Group is currently evaluating the effect of this update on our consolidated financial statements.